PROVISIONS - Rollforward (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Balance in the beginning	$ 11,629	$ 17,859
Additions/(recoveries), Capital	3,926	21,535
Reclassifications	20,686	27,645
Payments	(29,993)	(56,658)
RECPAM and currency translation adjustments	(2,364)	1,248
Balance at the end	3,884	11,629
Non-current
Balance in the beginning	56,873	79,031
Acquisitions through business combinations	3,933
Additions/(recoveries), Capital	35,654	55,399
Additions/(recoveries), Financial result	15,089	22,589
Reclassifications	(20,686)	(27,645)
Payments	(3,340)	(9)
RECPAM and currency translation adjustments	(34,673)	(72,492)
Balance at the end	52,850	56,873
Total provisions
Total provisions in the beginning	68,502	96,890
Acquisitions through business combinations	3,933
Additions/(recoveries), Capital	39,580	76,934
Additions/(recoveries), Financial result	15,089	22,589
Payments	(33,333)	(56,667)
"RECPAM and currency translation adjustments	(37,037)	(71,244)
Total provisions at the end	56,734	68,502
Other information
Additions/(recoveries), Capital, charged to other operating expenses	18,014	46,937
Additions/(recoveries), Capital, charged to rights of use assets	21,566	29,997
Legal Claims and contingent liabilities
Current
Balance in the beginning	11,629	17,859
Additions/(recoveries), Capital	3,926	21,535
Reclassifications	20,686	27,645
Payments	(29,993)	(56,658)
RECPAM and currency translation adjustments	(2,364)	1,248
Balance at the end	3,884	11,629
Non-current
Balance in the beginning	27,889	44,121
Acquisitions through business combinations	3,933
Additions/(recoveries), Capital	14,088	25,402
Additions/(recoveries), Financial result	15,089	22,589
Reclassifications	(20,686)	(27,645)
Payments	(3,340)	(9)
RECPAM and currency translation adjustments	(14,165)	(36,569)
Balance at the end	22,808	27,889
Asset retirement obligations
Non-current
Balance in the beginning	28,984	34,910
Additions/(recoveries), Capital	21,566	29,997
RECPAM and currency translation adjustments	(20,508)	(35,923)
Balance at the end	$ 30,042	$ 28,984